Derivative Instruments - Currency and Interest Rate Swap Contracts under Cash Flow Hedge Accounting (Parenthetical) (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2025 USD ($)	Nov. 13, 2024
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	₩ 310,146	₩ 341,108
Current derivative financial assets	6,945	119,500
PS Marketing Corporation [Member]
Disclosure of detailed information about hedging instruments [line items]
Current derivative financial assets	5,830	5,385
Sale Of Common Shares	₩ 2,169,379
Proportion of ownership interest in subsidiary	70.00%
SAPEON Inc [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative Financial Liability For Total Return Swap	₩ 50,000
Derivative Financial Liability For Price Return Swap	555
Written put options [member] | PS Marketing Corporation [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	11,230
SK Broadband Co., Ltd. [member]
Disclosure of detailed information about hedging instruments [line items]
Current derivative financial assets	₩ 91,824	₩ 64,926
Proportion of ownership interest in subsidiary	99.10%	99.10%
SK Broadband Co., Ltd. [member] | Purchase Agreement [Member]
Disclosure of detailed information about hedging instruments [line items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		₩ 1,145,870
Percentage of voting equity interests acquired	24.76%		24.76%
SK Broadband Co., Ltd. [Member] | Purchase Agreement [Member]
Disclosure of detailed information about hedging instruments [line items]
Percentage of voting equity interests acquired				24.76%
Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Lease contract amount	₩ 270,000	₩ 80,000
Floating-to-fixed interest rate swap,Oct. 7,2024 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $			$ 300,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $			400,000
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $			$ 300,000
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	₩ 200,000